TRADE AND OTHER RECEIVABLES - Schedule of aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging of trade receivables
Expected loss rate, %	0.00%	0.00%
Trade receivables, net	$ 36	$ 40
Current
Aging of trade receivables
Expected loss rate, %	3.00%	3.00%
Trade receivables, net	$ 30	$ 34
> 30 days
Aging of trade receivables
Expected loss rate, %	0.00%	0.00%
Trade receivables, net	$ 4	$ 4
Between 31 and 120 days
Aging of trade receivables
Expected loss rate, %	33.00%	33.00%
Trade receivables, net	$ 2	$ 2
> 120 days
Aging of trade receivables
Expected loss rate, %	100.00%	100.00%
> 120 days
Aging of trade receivables
Trade receivables, net	$ 0	$ 0
Trade receivables (gross)
Aging of trade receivables
Trade receivables, net	54	55
Trade receivables (gross) | Current
Aging of trade receivables
Trade receivables, net	31	35
Trade receivables (gross) | > 30 days
Aging of trade receivables
Trade receivables, net	4	4
Trade receivables (gross) | Between 31 and 120 days
Aging of trade receivables
Trade receivables, net	3	3
Trade receivables (gross) | > 120 days
Aging of trade receivables
Trade receivables, net	16	13
Expected credit losses
Aging of trade receivables
Trade receivables, net	(18)	(15)	$ (14)
Expected credit losses | Current
Aging of trade receivables
Trade receivables, net	(1)	(1)
Expected credit losses | > 30 days
Aging of trade receivables
Trade receivables, net	0	0
Expected credit losses | Between 31 and 120 days
Aging of trade receivables
Trade receivables, net	(1)	(1)
Expected credit losses | > 120 days
Aging of trade receivables
Trade receivables, net	$ (16)	$ (13)